COMPUTATION OF NET (LOSS) INCOME PER COMMON SHARE	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
COMPUTATION OF NET (LOSS) INCOME PER COMMON SHARE	EARNINGS PER SHARE
Basic net income per share is calculated by dividing net income attributable to the common stockholders by the weighted-average shares of Common Stock outstanding for the period. The computation of diluted net income per share is similar to the computation of basic net income per share, except that the denominator is increased to include the number of additional shares of common stock that would have been outstanding if the dilutive potential shares of common stock had been issued. As the Company did not have any potentially dilutive securities, basic and diluted EPS are the same.
The following table sets forth the computation of the Company’s basic and diluted net income attributable per share to common stockholders for the years ended December 31, 2023, 2022, and 2021:

	Years Ended December 31,
	2023	2022	2021
Basic EPS:
Numerator:
Net income	$112,882	$150,496	$47,947
Less: net income attributable to noncontrolling interest	$8	$—	$—
Net income attributable to PACS Group, Inc.	$112,874	$150,496	$47,947

Denominator:
Basic and diluted weighted average common stock outstanding	128,723,386	128,723,386	128,723,386

Net income per common share attributable to PACS Group, Inc.
Basic and diluted	$0.88	$1.17	$0.37
The Reorganization referred to in Note 1 resulted in the common shares outstanding being converted from 600 shares of PGI to 20,000 shares of PACS Group (a 1 to 33.33 conversion ratio).
On March 31, 2024, the Company’s board of directors approved a 1 to 6,436.1693 stock split of its issued and outstanding common stock, which was effective by amendment to the Company’s charter on April 1, 2024. As part of the amendment, the number of authorized shares of common stock was revised to 1,250,000,000 and the par value of the common stock was not adjusted. All issued and outstanding common stock and per share amounts contained in the combined/consolidated financial statements have been retrospectively adjusted to give effect to the stock split for all periods presented.
COMPUTATION OF NET (LOSS) INCOME PER COMMON SHARE
Basic net (loss) income per share is calculated by dividing net (loss) income attributable to the common stockholders by the weighted-average shares of Common Stock outstanding for the period. The computation of diluted net (loss) income per share is similar to the computation of basic net (loss) income per share, except that the denominator is increased to include the number of additional shares of common stock that would have been outstanding if the dilutive potential shares of common stock had been issued.
A reconciliation of the numerator and denominator used in the calculation of basic net (loss) income per common share follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Numerator:
Net (loss) income	$(10,908)	$21,220	$38,232	$58,818
Less: net income attributable to noncontrolling interest	2	2	4	3
Net (loss) income attributable to PACS Group, Inc.	$(10,910)	$21,218	$38,228	$58,815
Denominator:
Weighted average common shares outstanding	149,463,655	128,723,386	139,093,520	128,723,386

Basic net (loss) income per common share	$(0.07)	$0.16	$0.27	$0.46
A reconciliation of the numerator and denominator used in the calculation of diluted net (loss) income per common share follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Numerator:
Net (loss) income	$(10,908)	$21,220	$38,232	$58,818
Less: net income attributable to noncontrolling interest	2	2	4	3
Net (loss) income attributable to PACS Group, Inc.	$(10,910)	$21,218	$38,228	$58,815
Denominator:
Weighted average common shares outstanding	149,463,655	128,723,386	139,093,520	128,723,386
Plus: effect of diluted shares(1)	—	—	591,098	—
Adjusted weighted average common shares outstanding	149,463,655	128,723,386	139,684,618	128,723,386

Diluted net (loss) income per common share	$(0.07)	$0.16	$0.27	$0.46
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(1)The diluted per share amounts do not reflect 1,182,196 common share equivalents from restricted stock units for the three months ended June 30, 2024 because of their anti-dilutive effect.